Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity File Number	0-25165
Entity Registrant Name	GREENE COUNTY BANCORP, INC.
Entity Central Index Key	0001070524
Entity Incorporation, State or Country Code	X1
Entity Tax Identification Number	14-1809721
Entity Address, Address Line One	302 Main Street
Entity Address, City or Town	Catskill
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12414
City Area Code	518
Local Phone Number	943-2600
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	GCBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false